Acquisition of Richmond Mines Ltd. (Schedule of Asset Acquisition) (Details) - USD ($) $ in Millions	Nov. 23, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net assets acquired
Cash and cash equivalents		$ 206.0	$ 200.8	$ 252.2
Equity securities		7.8	35.8
Mineral property, plant and equipment		2,813.3	2,753.4
Current liabilities		(124.9)	(113.2)
Deferred tax liabilities		$ (491.5)	$ (477.0)
Richmont Mines Ltd [Member]
Consideration transferred
Common shares issued	$ 615.3
Replacement of long-term incentive instruments	12.1
Consideration transferred	627.4
Net assets acquired
Cash and cash equivalents	46.2
Equity securities	11.7
Current assets, excluding cash and cash equivalents and equity securities	22.5
Mineral property, plant and equipment	774.3
Current liabilities	(21.2)
Long-term liabilities	(4.6)
Deferred tax liabilities	(201.5)
Net assets acquired	$ 627.4